STOCKHOLDERS' DEFICIENCY AND CONVERTIBLE PREFERRED SHARES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Equity [Abstract]
Schedule of Stockholders Equity [Table Text Block]
The table below shows the allocation of proceeds from the September 2014 Private Placement and carrying value of the Series A Preferred Stock and warrants issued in such placement:

Year ended December 31, 2014

Gross proceeds on September 23, 2014	$4,235
Fair value of warrants on September 23, 2014	(1,336)
Related issuance costs allocated	(96)

Net value allocated to Series A Preferred Stock	$2,803

Calculated BCF value	(2,899)
Deemed dividend	2,899
Conversion of Series A Preferred Stock, net of issuance costs	(46)

Balance at December 31, 2014	$2,757

Schedule of Stockholders Equity Note, Warrants or Rights [Table Text Block]
The table below summarizes the outstanding warrants as of December 31, 2014:

	Warrants outstanding as of December 31, 2014	Exercise price	Expiration date
		$

Investors of the 2011-2012 Private Placement	2,835,787	1.23	October 26, 2016
Placement agent of the 2011-2012 Private Placement	423,496	1.00	April 8, 2016
Placement agent of the 2011-2012 Private Placement	540,046	1.23	April 8, 2016
October 2012 Private Placement FINRA member	29,585	7.50	October 16, 2016
August 2012 Private Placement	141,269	5.00	April 8, 2015
April-May 2013 Private Placement	400,000	25.00	April 4, 2016
Placement agent of the April-May 2013 Private Placement	80,003	12.50	April 4, 2016
Placement agent of the April-May 2013 Private Placement	40,005	25.00	April 4, 2016
Investors of the September 2014 Private Placement	5,341,834	0.48	September 23, 2018
Consulting Agreement	50,000	7.50	April 8, 2015

Total outstanding	9,882,025

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
Transactions related to the grant of options to employees, directors and non-employees under the above plans during the nine month period ended September 30, 2015 were as follows:

		Weighted	Weighted
		average	average	Aggregate
	Number	exercise	remaining	Intrinsic
	of options	price	contractual life	value
		$	Years	$

Options outstanding at beginning of year	1,317,400	6.59	6.98	8
Options granted	8,326,634	0.32
Options exercised	6,000
Options expired	157,775	8.05
Options forfeited	98,225	4.14

Options outstanding at period end (unaudited)	9,382,034	1.01	6.04	14

Options vested and expected to vest at period end (unaudited)	8,730,371	1.05	0.81	14

Exercisable at period end (unaudited)	3,311,443	2.12	6.15	14

Transactions related to the grant of options to employees, directors and non-employees under the above plans during the year ended December 31, 2014 were as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual life	Aggregate Intrinsic value
		$	Years	$

Options outstanding at beginning of year	945,750	6.90	7.69	2,935
Options granted	624,000	6.36
Options exercised	74,500	0.09
Options expired	89,250	11.21
Options forfeited	88,600	13.54

Options outstanding at end of year	1,317,400	6.59	6.98	8

Options vested and expected to vest at end of year	1,284,800	6.58	6.96	8

Exercisable at end of year	962,875	6.74	6.42	8

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The following table presents the assumptions used to estimate the fair values of the options granted in the period presented:

	Year ended December 31,
	2014	2013

Volatility	54.57%-64.74%	58.63%-75.77%
Risk-free interest rate	1.65%-2.84%	0.33%-2.98%
Dividend yield	0%	0%
Expected life (years)	5-10	2.7-9.72

Schedule of Compensation Cost for Share-based Payment Arrangements, Allocation of Share-based Compensation Costs by Plan [Table Text Block]
The total compensation cost related to all of the Company's equity-based awards recognized during the nine month period ended September 30, 2015 and 2014 was comprised as follows:

	Nine months ended
	September 30,
	2015	2014
	Unaudited

Cost of revenues	$41	$35
Research and development	139	342
Sales, marketing and pre-production costs	69	17
General and administrative	519	1,128

Total stock-based compensation expenses	$768	$1,522

The total compensation cost related to all of the Company's equity-based awards, recognized during year ended December 31, 2014 and 2013 was comprised as follows:

	Year ended December 31,
	2014	2013

Cost of revenues	$39	$-
Research and development	409	612
Sales, Marketing and pre-production costs	29	212
General and administrative (*)	1,215	2,389

Total stock-based compensation expenses	$1,692	$3,213

(*)
Excluding restricted Common Stock and warrants to purchase Common Stock that were granted to service provider and for which expenses amounted to $1,011 were recorded during the year ended December 31, 2013.